Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital

The calculation of adjusted net debt, adjusted shareholders’ equity and adjusted capital are set out in the following table:

	2019	2018
Short-term debt	976	629
Current portion of long-term debt	502	995
Current portion of lease liabilities	214	8
Long-term debt	8,553	7,579
Lease liabilities	859	12
Total debt	11,104	9,223
Cash and cash equivalents	(671)	(2,314)
Net debt	10,433	6,909
Unamortized fair value adjustments	(424)	(444)
Adjusted net debt	10,009	6,465
Total shareholders' equity	22,869	24,425
Accumulated other comprehensive loss	251	291
Adjusted shareholders' equity	23,120	24,716
Adjusted capital	33,129	31,181

Components of Ratios	We monitor the following ratios:
	2019	2018
Adjusted net debt to adjusted EBITDA	2.5	1.6
Adjusted EBITDA to adjusted finance costs	8.0	8.1
Adjusted net debt to adjusted capital (%)	30.2	20.7

Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs

Other components of ratios above are calculated as follows:

	2019	2018
Net earnings (loss) from continuing operations	992	(31)
Finance costs	554	538
Income tax expense (recovery)	316	(93)
Depreciation and amortization	1,799	1,592
EBITDA	3,661	2,006
Impairment of assets	120	1,809
Merger and related costs	82	170
Acquisition and integration related costs	16	-
Share-based compensation	104	116
Foreign exchange loss (gain), net of derivatives	42	(10)
Defined Benefit Plans Curtailment Gain	-	(157)
Adjusted EBITDA	4,025	3,934

	2019	2018
Finance costs	554	538
Unwinding of discount on asset retirement obligations	(54)	(51)
Borrowing costs capitalized to property, plant and equipment	18	12
Interest on net defined benefit pension and other post-retirement plan obligations	(15)	(15)
Adjusted finance costs	503	484